Total
Select Class Shares | SA International Small Company Fund
SA International Small Company Fund
GOAL

The Fund’s goal is to achieve long-term capital appreciation. The Fund pursues its goal by investing substantially all of its assets in the International Small Company Portfolio of DFA Investment Dimensions Group Inc. (the “DFA Portfolio”), a separate registered investment company with the same investment objective and investment policies as the Fund.

FEES AND EXPENSES
The tables below describe the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Select Class Shares SA International Small Company Fund Class S USD ($)
Sales charge (load) imposed on purchases	none
Sales charge (load) imposed on reinvested dividends	none
Redemption fee	none
Exchange fee	none

Annual Class Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Select Class Shares SA International Small Company Fund Class S
Management fees	0.25%
Shareholder servicing fee	0.05%
Other expenses	0.22%
Acquired fund fees and expenses	0.48%
Total annual operating expenses	1.00%

expense example

This expense exampleis intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	1 year	3 years	5 years	10 years
Select Class Shares | SA International Small Company Fund | Class S | USD ($)	102	319	554	1,229

PORTFOLIO TURNOVER
A mutual fund generally pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when mutual fund shares are held in a taxable account. The Fund does not pay transaction costs when buying and selling shares of the DFA Portfolio and the DFA Portfolio does not pay transaction costs when buying and selling shares of the Underlying Funds (as defined below); however, each of the Underlying Funds pay transaction costs when buying and selling securities for its portfolio. The transaction costs incurred by the Underlying Funds, which are not reflected in annual Select Class operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 2% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES

Instead of buying securities directly, the Fund invests substantially all of its assets in the DFA Portfolio, which is managed by the Sub-Adviser and has the same investment objective and investment policies as the Fund. The DFA Portfolio seeks to provide investors with access to securities portfolios consisting of a broad range of equity securities of primarily small Japanese, United Kingdom, Continental European, Asia Pacific and Canadian companies. The DFA Portfolio invests substantially all of its assets in: The Japanese Small Company Series (the “Japanese Series”), The United Kingdom Small Company Series (the “United Kingdom Series”), The Continental Small Company Series (the “Continental Series”), The Asia Pacific Small Company Series (the “Asia Pacific Series”) and The Canadian Small Company Series (the “Canadian Series”) (each an “Underlying Fund” and together, the “Underlying Funds”), each of which is a series of The DFA Investment Trust Company. From time to time, Dimensional Fund Advisors LP (the “Sub-Adviser”) may add or remove Underlying Funds in the DFA Portfolio without notice to shareholders. Each Underlying Fund invests in small companies using a market capitalization weighted approach in each country or region designated by the Sub-Adviser as an approved market for investment. A company’s market capitalization is the number of its shares outstanding times its price per share. In general, the higher the relative market capitalization of a small company within an eligible country or region, the greater its representation in the Underlying Fund. The Sub-Adviser may adjust the representation in the Underlying Funds of an eligible company, or exclude a company, after considering such factors as free float, size, relative price, profitability, trading strategies, liquidity, momentum, investment characteristics and other factors that the Sub-Adviser determines to be appropriate. An equity issuer is considered to have a low relative price (i.e., a value stock) primarily because it has a low price in relation to its book value. In assessing relative price, the Sub-Adviser may consider additional factors such as price-to-cash flow or price-to-earnings ratios. In assessing profitability, the Sub-Adviser considers different ratios, such as that of earnings or profits from operations relative to book value or assets. In assessing a company’s investment characteristics, the Sub-Adviser considers ratios such as recent changes in assets divided by total assets. The criteria the Sub-Adviser uses for assessing relative price, profitability or investment characteristics are subject to change from time to time. The DFA Portfolio also may have some exposure to small cap equity securities associated with other countries or regions. As a non-fundamental policy, under normal circumstances, the Fund, through its investments in the DFA Portfolio and, indirectly, the Underlying Funds, will invest at least 80% of its net assets in securities of small companies.

As of August 31, 2021, the DFA Portfolio invested its assets in the Underlying Funds within the following ranges (expressed as a percentage of the DFA Portfolio’s assets):

Underlying Fund	Investment Range
Japanese Series	10% - 35%
United Kingdom Series	10% - 30%
Continental Series	25% - 50%
Asia Pacific Series	5% - 25%
Canadian Series	5% - 20%

The allocation of the assets of the DFA Portfolio to be invested in the Underlying Funds will be determined by the Sub-Adviser on at least a semi-annual basis. The Underlying Funds invest primarily in countries that the Sub-Adviser views as developed market countries. Each Underlying Fund may lend its portfolio securities to generate additional income.

The DFA Portfolio and the Underlying Funds are advised by the Sub-Adviser. For as long as the Fund invests substantially all of its assets in the DFA Portfolio, the Sub-Adviser will not receive any sub-advisory fee from

28 | Summary Prospectus

the Fund for its sub-advisory services. The Sub-Adviser receives an investment management fee from the DFA Portfolio for the services the Sub-Adviser provides to the DFA Portfolio. The Sub-Adviser also receives investment management fees for providing investment management services to the Underlying Funds. The Sub-Adviser has agreed to this fee arrangement in order to prevent duplication of advisory fees to the Sub-Adviser.

The Fund may withdraw its investment in the DFA Portfolio at any time if the Fund’s Board of Trustees determines that it is in the best interest of the Fund and its shareholders to do so. If this happens, the Fund’s assets either will be invested in another mutual fund or will be invested directly according to the investment policies and restrictions described in this Prospectus.

PRINCIPAL INVESTMENT RISKS

The share price of the Fund may change daily based on market conditions and other factors. Therefore, you may lose money if you invest in the Fund.

The principal risks that apply to the Fund are:

•

Fund of Funds Risk:The investment performance of the Fund is affected by the investment performance of the DFA Portfolio and, indirectly, the investment performance of the Underlying Funds. In addition, the Fund’s net asset value is subject to the fluctuations in the net asset value of the DFA Portfolio and, indirectly, the net asset values of the Underlying Funds. The ability of the Fund to achieve its investment objective depends: on the ability of the DFA Portfolio and the Underlying Funds to meet their investment objectives, on the Sub-Adviser’s decisions regarding the allocation of the DFA Portfolio’s assets among the Underlying Funds, and the Sub-Adviser’s selection of securities for the Underlying Funds. The extent to which the investment performance and risks associated with the Fund correlates to those of a particular Underlying Fund will depend upon the extent to which the DFA Portfolio’s assets are allocated from time to time for investment in the Underlying Fund, which will vary. There can be no assurance that the investment objective of the Fund, the DFA Portfolio or any Underlying Fund will be achieved. Duplication of expenses is a risk when a fund invests in other investment companies. When the DFA Portfolio invests in Underlying Funds, investors are subject to their proportionate share of the expenses of these Underlying Funds in addition to the expenses of the DFA Portfolio and the Fund. The cost of investing in the Fund, therefore, may be higher than the cost of investing in a mutual fund that invests directly in individual stocks and bonds. As the DFA Portfolio’s allocation to the Underlying Funds changes from time to time, or to the extent that the expense ratios of the DFA Portfolio or the Underlying Funds change, the operating expenses of the DFA Fund and the Underlying Funds borne by the Fund may increase or decrease.

•

Market Risk:The value of the securities in which the Underlying Funds invest may go up or down in response to the prospects of individual issuers, general economic or market conditions, and/or investor behavior that leads investors’ perceptions of value (as reflected in the price of the security) to diverge from fundamental value.

•

COVID-19 Pandemic Risk: The novel coronavirus disease (COVID-19) has resulted in significant disruptions to global business activity. The impact of a health crisis and other epidemics and pandemics that may arise in the future could affect the global economy in ways that cannot necessarily be foreseen at the present time. The COVID-19 pandemic, other public health crises, and local, regional or global natural or environmental disasters, wars, acts of terrorism, or similar events could have a significant adverse impact on the Fund and its investments and could result in increased volatility of the Fund’s net asset value.

•

Small Company Stock Risk:The stocks of small companies may involve more risk than those of larger companies. Small companies often have narrower markets and more limited managerial and financial resources than larger, more established companies. As a result, they may be more sensitive to changing economic conditions, which could increase the volatility of their share prices. In addition, small company stocks typically are traded in lower volume, making them more difficult to purchase or sell at the desired time and price or in the desired amount. Generally, the smaller the company size, the greater these risks.

•

Foreign Securities and Currency Risk:Foreign securities involve risks in addition to those associated with comparable U.S. securities. Additional risks may include exposure to less developed or less efficient trading markets; social, political or economic instability; nationalization or expropriation of assets; currency controls or redenomination; changes in tax policy; high transaction costs; settlement, custodial or other operational risks; and less stringent accounting, auditing, financial reporting, and legal standards

Summary Prospectus | 29

and practices. As a result, foreign securities can fluctuate more widely in price, and may also be less liquid, than comparable U.S. securities. Values of securities denominated in foreign currencies also may be negatively affected by changes in the exchange rates between the U.S. dollar and foreign currencies. The Underlying Funds do not hedge foreign currency risk.

•

European Economic Risk:The European Union’s (“EU”) Economic and Monetary Union requires member countries to comply with restrictions on interest rates, deficits, debt levels, inflation rates and other factors, each of which may significantly impact every European country. The economies of EU member countries and their trading partners may be adversely affected by changes in the Euro’s exchange rate, changes in EU or governmental regulations on trade, and the threat of default or default by an EU member country on its sovereign debt, which could negatively impact the Fund’s investments and cause it to lose money. Following a transition period, the United Kingdom’s post-Brexit trade agreement with the European Union passed into law in December 2020 and went into effect on January 1, 2021. The United Kingdom Government is now focused on negotiating the nature of the United Kingdom's future relationship with the EU. Brexit's ramifications, as well as the range and implications of potential political, regulatory, economic, and market outcomes in the EU and beyond are difficult to predict. If other countries leave the EU or the EU dissolves, the world's securities markets likely will be significantly disrupted. Events related to Brexit may cause greater market volatility and illiquidity, currency fluctuations, deterioration in economic activity, a decrease in business confidence, and increased likelihood of a recession in the United Kingdom.

•

Securities Lending Risk:Securities lending involves possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. As a result, the value of the Underlying Fund shares (and, indirectly, the Fund shares) may fall. The value of the Underlying Fund shares (and, indirectly, the Fund shares) could also fall if a loan is called and the Underlying Fund is required to liquidate reinvested collateral at a loss or if the Underlying Fund is unable to reinvest cash collateral at rates which exceed the costs involved.

•

Sector Risk:Companies with similar characteristics may be grouped together in broad categories called sectors. The Fund may be overweight in certain sectors at various times. To the extent the Fund invests more heavily in a particular sector, its performance will be especially sensitive to any economic, business, regulatory or other developments which generally affect that sector. Individual sectors may underperform other sectors or the market as a whole.

•

Operational Risk: Operational risks include human error, changes in personnel, system changes, faults in communication, and failures in systems, technology, or processes that result in events or circumstances that negatively impact the operations of the Fund and that may adversely impact Fund performance. Various operational events or circumstances are outside the Adviser’s and Sub-Adviser’s control, including instances at third parties. The Fund, the Adviser and Sub-Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address these risks.

•

Cybersecurity Risk:Cybersecurity breaches may allow an unauthorized party to gain access to Fund assets, customer data, or proprietary information, or cause the Fund and/or its service providers to suffer data corruption or lose operational functionality. Cyber-attacks affecting the Fund, any of its service providers or any issuer in which the Fund invests may adversely impact the Fund.

•

Management Risk:The investment techniques and risk analyses applied by the Sub-Adviser may not produce the desired results. Furthermore, legislative, regulatory, or tax restrictions, policies, or developments may affect the investment techniques available to the Sub-Adviser in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved.

•

Large Investor Risk:Ownership of shares of the Fund may be concentrated in one or a few large investors. Such investors may redeem shares in large quantities or on a frequent basis. Redemptions by a large investor may: affect the performance of the Fund; increase realized capital gains; accelerate the realization of taxable income to shareholders; and increase transaction costs and/or other expenses for the Fund.

•

Profitability Investment Risk:High relative profitability stocks may perform differently from the market as a whole and an investment strategy purchasing these securities may cause the Fund to at times underperform equity funds that use other investment strategies.

•

Derivatives Risk:Derivatives are instruments, such as futures contracts, and options thereon, whose value is derived from that of other assets, rates or indices. The use of derivatives for non-hedging purposes may be considered to carry more risk than other types of investments. When the Fund uses derivatives, the Portfolio will be directly exposed to the risks of those derivatives. Derivative instruments are subject to a number of risks including counterparty, liquidity, interest rate, market, credit and management risks, as well as the risk of improper valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested.

PERFORMANCE

The bar chart and table below provide some indication of the risks of investing in the Fund. The bar chart shows how the Fund’s performance has varied from year to year. The table shows how the Fund’s average annual

30 | Summary Prospectus

total returns for certain time periods compare to those of a broad-based securities market index. The past performance information shown below for periods prior to July 3, 2017 (the commencement of operations for Select Class shares), except as noted, is for Investor Class shares, which are not available through this Prospectus. Although Investor Class shares would have similar annual returns to Select Class shares because the classes are invested in the same portfolio of securities, the returns for Select Class shares will vary from Investor Class shares because of the lower expenses paid by Select Class shares.

The Fund’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. Updated Fund performance information can be obtained by visiting http://www.sa-funds.com.

Annual Total Returns – Select Class Shares (per calendar year)

Performance for calendar year 2017 and prior is that of the Investor Class shares only. Performance from 2018 to current is that of the Select Class shares only.

The year-to-date return through the calendar quarter ended September 30, 2021 was 0.21%.

Highest/lowest quarterly return starting from the first full quarter since the inception of the Select Class shares (Q4 2017):

	Quarter Ended	Total Return
Best Quarter	06/30/2020	20.90%
Worst Quarter	03/31/2020	(30.30)%

Average Annual Total Returns (for periods ended December 31, 2020)
Average Annual Total Returns - Select Class Shares - SA International Small Company Fund	1 Year	5 Years	10 Years
Class S	8.75%	7.65%	5.70%
Class S | After Taxes on Distributions	8.32%	6.64%	4.88%
Class S | After Taxes on Distributions and Sales	5.70%	5.98%	4.44%
MSCI World Ex. U.S. Small Cap Index (net div.)	12.78%	9.63%	6.98%

Fund returns in the 1-year column are for the Select Class shares only. Fund returns in the 5-year and 10-year columns are for the Investor Class shares only.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In certain situations, the “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period. A higher after-tax return can occur when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. After-tax returns are shown for Investor Class shares. After-tax returns for Select Class shares will vary from Investor Class shares because of the lower expenses paid by Select Class shares. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.